Shareholders' equity and capital stock (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Share-Based Compensation, Warrants, Activity [Table Text Block]

Activity with respect to warrants is summarized as follows:

		Weighted-
		average
	Warrants	exercise price
	#	$
Outstanding, December 31, 2009	-	-
Granted	100,000	1.20

Outstanding, December 31, 2010	100,000	1.20

Outstanding, December 31, 2011	100,000	1.20
Granted	50,000	0.99

Outstanding, December 31, 2012	150,000	1.13

Schedule Of Share-based Compensation Shares Authorized Under Warrants Plans by exercise price range [Table Text Block]

As of December 31, 2012, outstanding warrants are as follows:

		Weighted-
		average	Aggregate
Exercise		remaining	Intrinsic
price	Number	contractual	Value
$	of warrants	life (years)	$	Expiry

0.99	50,000	2.7		September 4, 2015
1.20	100,000	2.8	-		November 1, 2015

	150,000	2.8	-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Activity with respect to stock options is summarized as follows:

		Weighted-
		average
	Options	exercise price
	#	$
Outstanding, December 31, 2009	8,361,452	1.65
Granted	798,537	0.81
Exercised	(3,057,444)	1.15
Forfeited	(75,470)	0.84
Expired	(361,507)	2.06

Outstanding, December 31, 2010	5,665,568	1.79
Granted	3,162,098	2.05
Exercised	(1,677,432)	2.00
Forfeited	(241,332)	2.11
Expired	(495,000)	2.59

Outstanding, December 31, 2011	6,413,902	1.79
Granted	3,114,207	0.87
Exercised	(88,473)	0.85
Forfeited	(145,414)	1.99
Expired	(782,500)	3.25

Outstanding, December 31, 2012	8,511,722	1.32

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

As of December 31, 2012, outstanding stock options are as follows:

	Options outstanding			Options exercisable
		Weighted-			Weighted-
		average	Aggregate		average	Aggregate
Exercise		remaining	Intrinsic		remaining	Intrinsic
price	Number	contractual	Value	Number	contractual	Value
$	of options	life (years)	$	of options	life (years)	$	Expiry

1.65	680,000	0.4	-	680,000	0.4	-	May 8, 2013
1.72	25,000	0.6	-	25,000	0.6	-	August 6, 2013
0.71	437,268	1.1	52,472	437,268	1.1	52,472	February 9, 2014
0.90	813,028	1.7	-	813,028	1.7	-	September 2, 2014
0.81	554,074	2.2	11,081	554,074	2.2	11,081	March 5, 2015
2.87	1,318,293	3.1	-	1,318,293	3.1	-	January 28, 2016
1.57	645,000	3.5	-	490,200	3.5	-	July 7, 2016
1.17	784,109	3.7	-	595,923	3.7	-	September 9, 2016
1.16	200,000	3.8	-	152,000	3.8	-	October 24, 2016
0.91	1,136,368	4.0	-	605,324	4.0	-	January 12, 2017
1.39	200,000	4.1	-	108,000	4.1	-	February 1, 2017
1.18	100,000	4.2	-	54,000	4.2	-	March 1, 2017
0.76	1,618,582	4.9		161,862	4.9	11,330	December 7, 2017

1.32	8,511,722	3.2	63,553	5,994,972	2.6	74,883

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

Activity with respect to RSUs is summarized as follows:

		Weighted
		average grant
	RSU	date fair value
	#	$
Unvested, December 31, 2010	-	-
Granted	355,662	2.87
Vested	-	-
Forfeited	(79,297)	2.87

Unvested, December 31, 2011	276,365	2.87
Granted	703,572	0.91
Vested	(136,789)	2.87
Forfeited	(16,723)	1.66

Unvested, December 31, 2012	826,425	1.53

Schedule Of Share-Based Compensation, Shares Authorized Under Restricted Stock Units, By Grant Date [Table Text Block]

As of December 31, 2012, outstanding RSUs are as follows:

		Weighted-
		average	Aggregate
	Number of	remaining	Intrinsic
	unvested	amortization	Value
Grant date	options	life (years)	$
January 28, 2011	133,147	0.08	110,512
January 12, 2012	288,618	1.03	239,553
December 7, 2012	404,660	1.93	335,868

	826,425	1.32	685,933

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
      The following assumptions were used in performing the valuations:

	2012	2011	2010

Expected warrant life (years)	1.50	0	2.75
Expected option life (years)	3.29 - 3.37	3.24 - 3.28	3.12 - 3.14
Expected volatility	63-78%	79-82%	81-82%
Risk-free interest rate	1.0-1.3%	1.3-1.9%	1.7-1.9%
Forfeiture rate (warrants)	0.0%	0.0%	0.0%
Forfeiture rate (options)	4.6-4.8%	4.4-5.1%	4.3%
Forfeiture rate (RSUs)	12.5-22.3%	5.0%	5.0%
Expected dividend rate	0%	0%	0%